Business Combinations and Divestitures - Clarabridge Acquisition (Details) $ / shares in Units, € in Millions, $ in Millions		12 Months Ended
	Oct. 01, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Oct. 01, 2021 EUR (€)	Oct. 01, 2021 USD ($) $ / shares
Recognized Assets and Liabilities
Revenue		€ 27,842	€ 27,338	€ 27,553
Profit after tax		5,376	€ 5,283	€ 3,370
Clarabridge
Business Combinations
Common stock issued to sellers fixed based on valuation, amount | $	$ 1,125
Cash paid per share (in dollars per share) | $ / shares						$ 37.33
Purchase price					€ 1,116	$ 1,298
Shares issued as consideration					910
Assumed awards					115
Cash paid					91
Recognized Assets and Liabilities
Intangible assets					218
Other identifiable assets					79
Total identifiable assets					297
Other identifiable liabilities					103
Total identifiable liabilities					103
Total identifiable net assets					194
Goodwill					922
Total consideration transferred					€ 1,116	$ 1,298
Signavio and Clarabridge
Recognized Assets and Liabilities
Revenue from 2021 acquisitions		70
Profit after tax from 2021 acquisitions		€ (89)